Business Combinations - Year Ended January 31, 2020 (Details) $ in Thousands		12 Months Ended
	Dec. 18, 2019 USD ($) acquistion	Jan. 31, 2021 USD ($) acquistion	Jan. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)
Business Acquisition
Number of businesses acquired | acquistion		0
Payments to acquire businesses, net of cash acquired		$ 0	$ 18,693	$ 3,811
Goodwill		158,183	158,143	$ 147,154
WebintPro
Business Acquisition
Number of businesses acquired | acquistion	2
Total purchase price	$ 24,105
Payments to acquire businesses	18,843
Cash acquired from acquisition	100
Payments to acquire businesses, net of cash acquired	18,700
Fair value of contingent consideration	7,023
Contingent consideration	7,300
Other purchase price adjustments	(1,761)
Goodwill	$ 11,897
Transaction and related costs		$ 400	$ 300
Weighted-average estimated useful life of all finite-lived identifiable intangible assets	4 years 4 months 24 days
WebintPro | Customer relationships
Business Acquisition
Estimated useful lives of finite-lived intangible assets	5 years
WebintPro | Developed technology
Business Acquisition
Estimated useful lives of finite-lived intangible assets	5 years
WebintPro | Trademarks and trade names
Business Acquisition
Estimated useful lives of finite-lived intangible assets	3 years
WebintPro | Non-competition agreements
Business Acquisition
Estimated useful lives of finite-lived intangible assets	3 years